Accounts Receivable	12 Months Ended
Feb. 28, 2013
Accounts Receivable
Accounts Receivable

3.           Accounts Receivable

The Company’s accounts receivable consists of the following:

	February 28,	February 29,
(In thousands)	2013	2012

Costs and estimated earnings in excess of billings	$4,265	$14,570
Trade	48,392	60,172
Retainages	3,129	5,358
	55,786	80,100
Allowance for doubtful accounts	(3,515)	(3,259)
Accounts receivable, net	$52,271	$76,841

Costs and estimated earnings in excess of billings related to uncompleted contracts and amounts not processed by governmental agencies.  State and local agencies often require several approvals to process billings or payments and this may cause a lag in payment times.